Victory Core Plus Intermediate Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025 [2]	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Lipper Core Plus Bond Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.72%	0.18%			2.66%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.46%	0.85%			3.55%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.47%	(0.80%)			1.80%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.38%	(0.04%)			2.01%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.54%	0.92%			3.62%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.80%	0.15%			3.04%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.64%	(0.02%)	0.83%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.81%	1.11%		3.50%

[1]	Inception date of Class C is June 29, 2020.
[2]	Inception date of Class R6 is December 1, 2016.